Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, authorized	1,000,000	1,000,000	1,000,000
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares issued	34,500,000	34,500,000	34,500,000
Ordinary shares subject to possible redemption, redemption value per share (in Dollars per share)	$ 10.25	$ 10.14	$ 10
Ordinary shares subject to possible redemption, shares outstanding	34,500,000	34,500,000	34,500,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, issued	2,500	2,500	2,500
Ordinary shares, outstanding	2,500	2,500	2,500
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	30,000,000	30,000,000	30,000,000
Ordinary shares, issued	8,625,000	8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000	8,625,000